UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-258342-05

Central Index Key Number of the issuing entity:     0002032772

BANK5 2024-5YR9
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-258342

Central Index Key Number of the depositor:     0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as speciﬁed in its charter)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Kunal K. Singh, (212) 834-5467
(Name and telephone number, including area code, of the person to contact in connection with this ﬁling)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 14, 2024

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

By:	/s/ Kunal K. Singh
Name: Kunal K. Singh Title: President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File	(E)
103	Asset Related Document	(E)